SHARE BASED PAYMENTS - Unvested Option Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of non-vested options, beginning of period (in shares)		413,500
Number of non-vested options, exercised (in shares)		(393,500)
Number of non-vested options, end of period (in shares)	20,000	20,000
Number of exercisable options (in shares)	0	0
Weighted average exercise price per share ($)
Price of non-vested options, beginning of period (in dollars per share) | $ / shares		$ 12.87
Price of exercised options (in dollars per share) | $ / shares		7.69
Price of non-vested options, end of period (in dollars per share) | $ / shares	$ 15.88	$ 15.88
Weighted average remaining contractual term (years)
Weighted average remaining contractual term	2 years 4 months 24 days
Aggregate Intrinsic Value ($'000)
Aggregate intrinsic value, non-vested stock options | $	$ 141	$ 141